Offerings - Offering: 1	Aug. 28, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.10 per share
Amount Registered | shares	965,000
Proposed Maximum Offering Price per Unit | $ / shares	28.95
Maximum Aggregate Offering Price	$ 27,936,750
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,858.07
Offering Note	Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of calculating the registration fee on the basis of $28.95 per share, which is the average of the high ($29.48) and low ($28.42) prices per share of Helen of Troy Limited’s Common Stock as reported on the Nasdaq Global Select Market on August 24, 2026, which date is within five business days prior to filing this Registration Statement.Common Stock being registered hereby relates to the Helen of Troy Limited 2025 Stock Incentive Plan, as amended by Amendment No. 1 (the “2025 Plan”). This Registration Statement covers, in addition to the number of shares of Common Stock stated above, awards, options and other rights to purchase or acquire the shares of Common Stock covered by this Registration Statement and, pursuant to Rule 416 under the Securities Act, an additional indeterminate number of shares, options and rights that may be offered or issued pursuant to the Company’s 2025 Plan as a result of one or more adjustments under the 2025 Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions.